HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-72042        HV-6779 - PremierSolutions Standard (Series A-II)

333-72042        HV-6775 - PremierSolutions Cornerstone (Series II)

333-151805      HV-6778 - Premier Innovations(SM) (Series II)

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Supplement dated November 30, 2010 to your Prospectus

FUND NAME CHANGES

Effective on or about December 31, 2010, the following name changes are made to your Prospectus:

Old Name	New Name
First American Equity Index Fund – Class A	Nuveen Equity Index Fund - Class A
First American Mid Cap Growth Opportunity Fund – Class A	Nuveen Mid Cap Growth Opportunities Fund – Class A
First American Mid Cap Index Fund – Class A	Nuveen Mid Cap Index Fund – Class A
First American Small Cap Select Fund – Class A	Nuveen Small Cap Select Fund – Class A

As a result of the changes, all references to the Old Names in your Prospectus are deleted and replaced with the New Names.

INVESTMENT ADVISER CHANGES/SUB-ADVISER ADDITIONS

Effective on or about December 31, 2010 pending shareholder approval scheduled for December 17, 2010, in the section entitled “The Funds”, under the Investment Objective table, the information for First American Equity Index Fund, First American Mid Cap Growth Opportunity Fund, First American Mid Cap Index Fund and First American Small Cap Select Fund Sub-Accounts are deleted and replaced with the following:

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
Nuveen Equity Index Fund – Class A	To provide investment results that correspond to the performance of the Standard & Poor’s 500 Index (S&P 500 Index).	Nuveen Asset Management Sub-advised by Nuveen Asset Management, LLC
Nuveen Mid Cap Growth Opportunities Fund – Class A	Capital appreciation	Nuveen Asset Management Sub-advised by Nuveen Asset Management, LLC
Nuveen Mid Cap Index Fund – Class A	To provide investment results that correspond to the performance of the Standard & Poor’s MidCap 400 Index (S&P 400 Index).	Nuveen Asset Management Sub-advised by Nuveen Asset Management, LLC
Nuveen Small Cap Select Fund – Class A	Capital appreciation	Nuveen Asset Management Sub-advised by Nuveen Asset Management, LLC

The Prospectus is amended to reflect the above changes.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.